Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
OPERATING ACTIVITIES
Net income	$ 26,879	$ 23,838	$ 20,562
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation	4,101	3,628	3,377
Amortization of intangible assets	33,477	30,001	26,222
Stock-based compensation expense (Note 16)	2,807	2,022	1,577
Other non-cash operating activities	(784)	(1,028)	(392)
Deferred tax expense	1,297	3,640	5,765
Deferred tax charge	(31)	358	22
Accounts receivable
Trade	(1,963)	2,727	764
Other	16	(212)	203
Prepaid expenses and other	(1,772)	(64)	(86)
Inventory	52	2	314
Accounts payable	1,428	(317)	(412)
Accrued liabilities	(592)	3,674	25
Income taxes payable	6,326	1,431	(1,690)
Deferred revenue	902	2,883	(2,008)
Cash provided by operating activities	72,143	72,583	54,243
INVESTING ACTIVITIES
Purchase of marketable securities		(241)	(4,667)
Sale of marketable securities		6,140
Additions to property and equipment	(5,086)	(4,914)	(4,309)
Acquisition of subsidiaries, net of cash acquired (Note 3)	(111,867)	(71,348)	(120,853)
Cash used in investing activities	(116,953)	(70,363)	(129,829)
FINANCING ACTIVITIES
Proceeds from borrowing on the credit facility	80,000	10,801
Credit facility repayments	(43,000)	(10,200)
Payment of debt issuance costs		(957)
Issuance of common shares for cash, net of issuance costs	1,003	145	158
Settlement of stock options (Note 16)			(2,590)
Cash provided by (used in) financing activities	38,003	(211)	(2,432)
Effect of foreign exchange rate changes on cash	3,817	(1,087)	(2,822)
(Decrease) increase in cash	(2,990)	922	(80,840)
Cash, beginning of year	38,135	37,213	118,053
Cash, end of year	35,145	38,135	37,213
Supplemental disclosure of cash flow information:
Cash paid during the year for interest	680	64	31
Cash paid during the year for income taxes	$ 3,887	$ 3,861	$ 3,533